Annual Total Returns - Voya Floating Rate Fund (Class P3 Shares) [BarChart] - Class P3 Shares - Voya Floating Rate Fund - Class P3	Jul. 31, 2021
Bar Chart Table:
2011	1.41%
2012	8.91%
2013	5.00%
2014	1.29%
2015	0.28%
2016	7.34%
2017	2.52%
2018	(0.23%)
2019	6.39%
2020	1.99%